Average Annual Total Returns - Class P3 Shares - Voya High Yield Bond Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs	Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs	Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception
Total	6.78%			7.62%	Jun. 01, 2018	3.89%			4.84%	3.70%			4.56%	7.05%	[1]	[1]	[1]	7.32%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.